Stockholders’ Equity (Details) - Schedule of exercise price for warrants outstanding - Warrant [Member] - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Outstanding [Member]
Stockholders’ Equity (Details) - Schedule of exercise price for warrants outstanding [Line Items]
Outstanding, number of warrants	1,000,000	1,000,000
Outstanding, exercise price (in Dollars per share)	$ 1	$ 1
Outstanding [Member]
Stockholders’ Equity (Details) - Schedule of exercise price for warrants outstanding [Line Items]
Outstanding, number of warrants	1,886,793	1,000,000
Outstanding, exercise price (in Dollars per share)	$ 2.9
Exercisable [Member]
Stockholders’ Equity (Details) - Schedule of exercise price for warrants outstanding [Line Items]
Exercisable, number of warrants	437,500	250,000
Exercisable, exercise price (in Dollars per share)	$ 1	$ 1
Exercisable [Member]
Stockholders’ Equity (Details) - Schedule of exercise price for warrants outstanding [Line Items]
Exercisable, number of warrants	1,886,793	250,000
Exercisable, exercise price (in Dollars per share)	$ 2.9